Analysis of changes in financing during the year (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of changes in financing during the year
Schedule of the analysis of changes in financing during the year

	Share capital, share premium,
	paid-in equity and merger reserve			Subordinated liabilities
	2017	2016	2015	2017	2016	2015
	£m	£m	£m	£m	£m	£m
At 1 January	52,979	50,577	45,935	19,419	19,847	22,905
Issue of ordinary shares	306	300	307
Issue of Additional Tier 1 capital notes	—	2,046	2,012
Redemption of paid-in equity	(720)	(110)	(150)
Redemption of subordinated liabilities				(5,747)	(3,606)	(3,047)
Net cash (outflow)/inflow from financing	(414)	2,236	2,169	(5,747)	(3,606)	(3,047)
Transfer to retained earnings	(25,789)	—	—
Conversion of B shares	—	—	4,590
Ordinary shares issued in respect of employee share schemes	71	166	225
Redemption of debt preference shares	748	—	—
Redemption of equity preference shares	—	—	(1)
Transfer of merger reserve to retained earnings	—	—	(2,341)
Other adjustments including foreign exchange	196	—	—	(950)	3,178	(11)
At 31 December	27,791	52,979	50,577	12,722	19,419	19,847